Average Annual Total Returns{- Fidelity® MSCI Utilities Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Utilities Index ETF	Fidelity MSCI Utilities Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Utilities Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Utilities Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC023 Past 1 year	MC023 Past 5 years	MC023 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	24.92%	10.37%	12.59%	[1]	24.06%	9.50%	11.69%	[1]	15.32%	8.05%	9.97%	[1]	25.10%	10.52%	12.75%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013